INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Intangible assets with indefinite lives:
Domain name	277	290
Trademark and others	1,125	1,324
Intangible assets with finite lives:
Patents and trademark	18,344	27,513
Less: accumulated amortization	12,655	15,516
Intangible assets, net	7,091	13,611

Amortization expenses for the intangible assets for the years ended December 31, 2023, 2024 and 2025, were US$2,494, US$2,446 and US$2,825, respectively. Future amortization expenses relating to the existing intangible assets amounted to US$2,164 for the next and second year, US$2,101 for the third year, US$1,052 for the fourth year, US$903 for the fifth year and US$3,613 thereafter.